ENTRY INTO SECURITIES PURCHASE AGREEMENT (Details) (USD $)	Aug. 06, 2012	Aug. 01, 2012
Financing for private placement		$ 500,000
Aggregate common shares	1,066,667
Common stock per share	$ 0
Common shares purchased	1,066,667
Common stock exercise price	$ 1
Issuance of gross proceeds	500,000